Concentrations of Credit Risk (Details) (Commercial Real Estate and Commercial Construction and Land Development [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2014
Commercial Real Estate and Commercial Construction and Land Development [Member]
Concentration Risk [Line Items]
Commercial real estate loans and loan commitments	$ 823.6